Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment Information
13.	SEGMENT INFORMATION

(1)	General information
The Group’s major business is research and development for new medicine and operates only in one
single industry. The Chief Operating Decision-Maker, who allocates resources and assesses performance of the Group as a whole, has identified that the Group has only one reportable operating segment.

(2)	Information about segment profit or loss, assets and liabilities
The Group has only
one
reportable operating segment, and therefore, the reportable segment information is the same as the financial statements.
The adoption of IFRS 16, ‘Leases’, had impact on the segment information in 2019, which resulted in increase in depreciation and interest expenses. Please refer to Note 6(6) for the related information.

(3)	Reconciliation for segment income (loss)
The segment income (loss) reported to the chief operating decision-maker is measured in a manner consistent with that in the statement of comprehensive income. There is no reconciliation because the report provided to the chief operating decision-maker for business decisions has no difference to the segment income (loss) information.

(4)	Information on product and service
Please refer to Note 6(
19
) for the related information.

(5)	Geographical information
Geographical information for 2017, 2018 and 2019 is as follows:

	2017		2018
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	NT$000	NT$000
Taiwan	$49,635	$176,727	$52,100	$202,724
China	—	23	—	11
Others	—	6,645	10,224	7,482

	$49,635	$183,395	$62,324	$210,217

	2019		2019
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	US$000	US$000
Taiwan	$58,970	$246,719	$1,972	$8,249
China	142,840	—	4,775	—
Others	7,330	19,218	245	642
	$209,140	$265,937	$6,992	$8,891

Note:	Deferred tax assets and refundable deposits are excluded from non-current assets.

(6)	Major customer information
Details of sales to individual customers exceeding 10% of the Group’s revenue for 2017, 2018 and 2019 are as follows:

	2017	2018
Customer	Revenue	Revenue
	NT$000	NT$000
A	$40,385	$40,765
B	9,250	11,335
F	—	10,224

	2019	2019
Customer	Revenue	Revenue
	NT$000	US$000
D	$142,840	$4,776
A	45,828	1,532
B	13,142	439